SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is April 30, 2018.

For the MFS® Funds listed below:

MFS® DIVERSIFIED INCOME FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GOVERNMENT SECURITIES FUND

Effective immediately, the sub-section entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Diversified Income Fund only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2017, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Mr. Almeida, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Diversified Income Fund	Jim Swanson
Lipper Mixed-Asset Target Allocation Conservative Funds
Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer
 Capped Index
Bloomberg Barclays U.S. Government/Mortgage Bond Index
Russell 1000® Value Index
JPMorgan Emerging Markets Bond Index Global
MSCI US REIT Index (net div)

	William Adams	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Rick Gable	MSCI US REIT Index (net div) Lipper Real Estate Funds
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Jonathan Sage	MSCI All Country World High Dividend Yield Index (net div)
	Geoffrey Schechter	Bloomberg Barclays U.S. Government/Mortgage Bond Index
	Michael Skatrud[1]	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

1 Information as of March 1, 2018.

The Russell 1000® Value Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods if available.  For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered.  For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate

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as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
With respect to Mr. Almeida, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended February 28, 2017. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Diversified Income Fund	Robert Almeida[1]	D
	Jim Swanson	D
	William Adams	F
	Ward Brown	D
	David Cole	N
	Rick Gable	C
	Matt Ryan	N
	Jonathan Sage	D
	Geoffrey Schechter	D
	Michael Skatrud[1]	N

1Mr. Almeida and Mr. Skatrud became Portfolio Managers of the Fund on March 1, 2018. Information is as of March 31, 2018.

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Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended February 28, 2017:

	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Diversified Income Fund		David Cole	Registered Investment Companies[1]	11	$9.2 billion
			Other Pooled Investment Vehicles	4	$952.7 million
			Other Accounts	1	$103.6 million
		Geoffrey Schechter	Registered Investment Companies[1]	14	$17.8 billion
			Other Pooled Investment Vehicles	2	$541.1 million
			Other Accounts	0	Not Applicable
		Jim Swanson	Registered Investment Companies[1]	2	$3.9 billion
			Other Pooled Investment Vehicles	2	$203.4 million
			Other Accounts	0	Not Applicable
		Jonathan Sage	Registered Investment Companies[1]	29	$27.8 billion
			Other Pooled Investment Vehicles	19	$4.3 billion
			Other Accounts	44	$14.0 billion
		Matt Ryan	Registered Investment Companies[1]	11	$12.0 billion
			Other Pooled Investment Vehicles	7	$3.9 billion
			Other Accounts	5	$1.1 billion
		Rick Gable	Registered Investment Companies[1]	3	$4.6 billion
			Other Pooled Investment Vehicles	2	$169.9 million
			Other Accounts	0	Not Applicable
		Ward Brown	Registered Investment Companies[1]	9	$11.4 billion
			Other Pooled Investment Vehicles	6	$3.2 billion
			Other Accounts	5	$1.1 billion
		William Adams	Registered Investment Companies[1]	12	$9.2 billion
			Other Pooled Investment Vehicles	6	$1.1 billion
			Other Accounts	1	$103.6 million
		Robert Almeida[2] (Became a Portfolio Manager of the Fund on March 1, 2018)	Registered Investment Companies[1]	2	$3.9 billion
			Other Pooled Investment Vehicles	2	$221.7 million
			Other Accounts	0	Not Applicable
		Michael Skatrud[2] (Became a Portfolio Manager of the Fund on March 1, 2018)	Registered Investment Companies[1]	11	$8.6 billion
			Other Pooled Investment Vehicles	5	$893.8 million
			Other Accounts	1	$42.0 million

[1]	Includes the Fund.
[2]	Account Information is as of March 31, 2018.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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